Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of YS group's current legal entity
Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
YS Biopharma Co., Ltd. (“YS Biopharma”)***	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”)	Holding Company	December 28, 2020	Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”)**	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”)	Research of vaccines and therapeutic biologics	September 29, 2009	US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”)*	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC
Hudson Biomedical Group Co., Ltd.	Purpose of effecting a merger	August 15, 2022	Cayman Islands

*	Liaoning Yisheng was incorporated May 26, 1994, and acquired by YS Group in fiscal 2005.
**	Singapore Yisheng was incorporated November 28, 2009, and acquired by YS Group in fiscal 2011
***	YS Biopharma, formerly known as Yisheng Bio Co., Ltd with the name changed on March 16, 2023.